UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Perkins Discovery Fund

ANNUAL REPORT

For the Year Ended March 31, 2023

ANNUAL REPORT

Perkins Discovery Fund

April 14, 2023

Dear Shareholders:

The fiscal year ending March 31, 2023 was difficult for the Perkins Discovery Fund (“Fund”) and micro-cap stocks in general. The Fund finished its fiscal year period with a return of -12.02% versus -18.86% for the Wilshire U.S. Micro-Cap Index, -14.05% for the NASDAQ Composite and -9.29% for the S&P 500® Index. While micro-cap stocks lagged behind larger-cap stocks for most of the year, the Fund did rebound from a low net asset value in October 2022 and was up 13.15% during the March 2023 quarter.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the fiscal year, we acquired one new holding and disposed of seven. As a result, the portfolio went from 38 holdings to 32. We started the year with 99.4% of the Fund’s assets invested in securities and ended with 98.3% invested.

Our three biggest gaining stocks for the year were Perion Network, Inc, Asure Software, Inc., and Natera, Inc. Perion is a global technology innovator in the digital advertising space. The company operates across the three main pillars of digital advertising – ad search, social media, and display/video/CTV, taking advantage of the continuing and dramatic shift of advertising spending to digital platforms. Asure, a provider of software for human capital management is transitioning to cloud-based SaaS solutions. Asure’s Human Capital Management suite, named Asure HCM, includes cloud-based payroll, tax, and time & attendance software as well as human resources (“HR”) services. Natera is a cell-free DNA genetics testing and diagnostic company. Its products are used for prenatal testing, organ transplant rejection monitoring, and other non-invasive testing. We expect Natera’s growth to continue as they commercialize a new personalized oncology decision-making product, for cancer recurrence monitoring.

The Fund’s three biggest declining stocks during the year were OptimizeRx Corp., AtriCure, Inc., and Perficient, Inc. OptimizeRx engages with physicians and patients through its proprietary digital point-of-care network with over 60% of U.S. healthcare providers to deliver diagnosis, treatment, pharmaceutical and therapy compliance information that helps patients start and stay on the correct medications. AtriCure, Inc. is a provider of innovative technologies for the treatment of Atrial Fibrillation (Afib) and Afib-related conditions, which affect more than 37 million people worldwide. Perficient is a provider of information technology consulting and services to Global 2000 companies helping them

ANNUAL REPORT

Perkins Discovery Fund

Shareholder Letter - continued

imagine, create, engineer, and run digital transformation solutions. All three are growing companies that we continue to like despite the fact that they were down over the last year in a difficult market.

The table below shows the Fund’s performance for various periods ended March 31, 2023.

Annualized Return	Perkins Discovery Fund	Wilshire US Micro-Cap Index	NASDAQ Composite Index	S&P 500® Index
Since 4-9-98 Inception	9.58%	5.87%	7.92%	5.38%
Fifteen Year	7.23%	5.01%	11.85%	7.85%
Ten Year	7.28%	4.06%	14.10%	10.11%
Five Year	8.43%	-1.70%	11.59%	9.25%
Three Year	15.54%	12.04%	16.65%	16.71%
One Year	-12.02%	-18.86%	-14.05%	-9.29%
March Quarter[1]	13.15%	1.92%	16.77%	7.03%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The Fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, return would be reduced. Per the prospectus dated July 31, 2022, the gross expense ratio of the Fund is 2.59% and the net expense ratio is 2.50%.

Small- and micro-cap stocks have been in a correction, trading sideways and down, along with the Fund during most of our fiscal 2022 and 2023 years. We are believers in the Four-Year Presidential Cycle. The market will often find a bottom during the midterm election year of the Presidential Cycle, once the uncertainty of the midterm elections is removed. The Fund did make a low in October 2022 along with most market indexes. Since then, despite high inflation, higher interest rates due to Federal Reserve tightening, the war in Ukraine and the recent bank failures, the Fund has been advancing along with the market. It is still undecided whether we are in a recession, however, new bull markets typically start well before the end of a recession and small-cap companies often lead after a recession ends.

1 Return shown is for the quarter ended March 31, 2023 and has not been annualized.

ANNUAL REPORT

Perkins Discovery Fund

Shareholder Letter - continued

We will continue to choose stocks that we believe can do well over the long-term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these may appreciate and reach levels where they will be sold even though they may continue to be good companies. Others may not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas as part of an ongoing process. We believe the Fund is well positioned in micro-cap stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard C. Perkins, C.F.A. President	Daniel S. Perkins, C.F.A. Chief Operating Officer

Opinions expressed above are those of Daniel S. Perkins or Richard C. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The Fund invests in micro-cap and early-stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange.

The Wilshire U.S. Micro-Cap Index represents a float-adjusted, market capitalization-weighted portfolio of all stocks below the 2,500th rank by market capitalization in the Wilshire 5000 at March 31 and September 30 of each year.

ANNUAL REPORT

Perkins Discovery Fund

Shareholder Letter - continued

One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by Foreside Fund Services, LLC. (05/23)

ANNUAL REPORT

Perkins Discovery Fund

Important Disclosure Statement

The Perkins Discovery Fund’s (the Fund’s) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Perkins Capital Management, Inc. is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

ANNUAL REPORT

Perkins Discovery Fund

GROWTH OF $10,000 INVESTMENT IN THE PERKINS DISCOVERY FUND VS. S&P 500®, NASDAQ COMPOSITE AND WILSHIRE US MICRO-CAP INDICES

$50
$40
$30
$20
$10
$0
Thousands
$37,404
$26,187
$20,193
$14,881
3/31/2013
3/31/2014
3/31/2015
3/31/2016
3/31/2017
3/31/2018
3/31/2019
3/31/2020
3/31/2021
3/31/2022
3/31/2023
Perkins Discovery Fund
S&P 500® Index
NASDAQ Composite Index
Wilshire US Micro-Cap Index

Past performance is not predictive of future performance.

	Total Return	Average Annual Return
	One Year Ended 3/31/2023	Five Years Ended 3/31/2023	Ten Years Ended 3/31/2023
Perkins Discovery Fund	(12.02%)	8.43%	7.28%
S&P 500® Index	(9.29%)	9.25%	10.11%
NASDAQ Composite Index	(14.05%)	11.59%	14.10%
Wilshire US Micro-Cap Index	(18.86%)	(1.70%)	4.06%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 traded only over-the-counter and not on an exchange. The Wilshire US Micro-Cap Index is a float-adjusted, market capitalization-weighted index of the issues ranked below 2,500 by market capitalization of the Wilshire 5000 Total Market Index.

ANNUAL REPORT

Perkins Discovery Fund

Portfolio Compositionas of March 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
COMMON STOCKS:
Health Care Drugs/Services	19.94%
Information Technology	16.11%
Health Care Support	13.54%
Health Care Supplies	12.56%
Software Services	11.62%
Consumer Discretionary	9.93%
Health Care Technology	7.25%
Health Care Manufacturing	4.85%
Biotechnology	1.73%
Financials	0.93%
Short-Term Investment	1.65%
100.11%

See Notes to Financial Statements

ANNUAL REPORT

Perkins Discovery Fund

Schedule of InvestmentsMarch 31, 2023

		Shares	Value
98.46%	COMMON STOCKS

1.73%	BIOTECHNOLOGY
	Journey Medical Corp.(A)	22,000	$34,540
	MDxHealth SA(A)	35,000	113,400
			147,940

9.93%	CONSUMER DISCRETIONARY
	iMedia Brands, Inc.(A)	35,700	18,193
	Magnite, Inc.(A)	20,000	185,200
	Perion Network Ltd.(A)	16,300	645,154
			848,547

0.93%	FINANCIALS
	FlexShopper, Inc.(A)	93,500	79,475

19.94%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A)	7,100	282,012
	NeoGenomics, Inc.(A)	22,000	383,020
	Paratek Pharmaceuticals, Inc.(A)	32,000	81,280
	Veracyte, Inc.(A)	21,500	479,450
	Vericel Corp.(A)	16,300	477,916
			1,703,678

4.85%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A)	10,000	414,500

12.56%	HEALTH CARE SUPPLIES
	Axogen, Inc. (A)	32,500	307,125
	BioLife Solutions, Inc.(A)	16,500	358,875
	Cryoport, Inc.(A)	10,000	240,000
	Exagen, Inc.(A)	16,500	40,095
	Perspective Theraputics, Inc.(A)	200,000	127,600
			1,073,695

13.54%	HEALTH CARE SUPPORT
	Natera, Inc.(A)	11,500	638,480
	Option Care Health, Inc.(A)	15,300	486,081
	Rockwell Medical, Inc.(A)	18,181	32,907
			1,157,468

See Notes to Financial Statements

ANNUAL REPORT

Perkins Discovery Fund

Schedule of Investments - continuedMarch 31, 2023

		Shares	Value
7.25%	HEALTH CARE TECHNOLOGY
	Fortress Biotech, Inc.(A)	69,500	$56,990
	OptimizeRx Corp.(A)	15,000	219,450
	Streamline Health Solutions, Inc.(A)	131,500	236,700
	Tactile Systems Technology, Inc. (A)	6,500	106,730
			619,870

16.11%	INFORMATION TECHNOLOGY
	Airgain, Inc.(A)	15,500	83,235
	Akoustis Technologies, Inc.(A)	29,000	89,320
	Cantaloupe, Inc.(A)	43,000	245,100
	Digi International, Inc.(A)	11,800	397,424
	Inuvo, Inc.(A)	514,500	150,080
	Perficient, Inc.(A)	5,700	411,483
			1,376,642

11.62%	SOFTWARE SERVICES
	Asure Software, Inc.(A)	33,000	478,500
	ePlus, Inc.(A)	10,500	514,920
			993,420

98.46%	TOTAL COMMON STOCKS		8,415,235
	(Cost: $5,667,849)

1.65%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market Government Portfolio Institutional Class 4.72%(B) (Cost: $141,284)	141,284	141,284

100.11%	TOTAL INVESTMENTS
	(Cost: $5,809,133)		8,556,519
(0.11%)	Liabilities in excess of other assets		(10,046)
100.00%	NET ASSETS		$8,546,473

(A)Non-income producing

(B)Effective 7-day yield as of March 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

Perkins Discovery Fund

Statement of Assets and LiabilitiesMarch 31, 2023

ASSETS
Investments at fair value (cost of $5,809,133) (Note 1)	$8,556,519
Receivable for capital stock sold	436
Interest receivable	448
Prepaid expenses	19,657
TOTAL ASSETS	8,577,060

LIABILITIES
Payable for capital stock redeemed	4,152
Accrued 12b-1 fees	1,842
Accrued accounting, administration and transfer agent fees	5,783
Accrued professional fees	18,250
Other accrued liabilities	560
TOTAL LIABILITIES	30,587
NET ASSETS	$8,546,473

Net Assets Consist of:
Paid-in capital	6,384,265
Distributable earnings	2,162,208
Net Assets	$8,546,473

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$8,546,473
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	191,813
Net Asset Value and Offering Price Per Share	$44.56
Redemption Price Per Share*	$44.11

*Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

ANNUAL REPORT

Perkins Discovery Fund

Statement of OperationsYear Ended March 31, 2023

INVESTMENT INCOME
Interest	$5,929
Total investment income	5,929

EXPENSES
Investment advisory fees (Note 2)	87,019
12b-1 fees (Note 2)	21,755
Recordkeeping and administrative services (Note 2)	39,861
Accounting fees (Note 2)	30,012
Custody fees	2,869
Transfer agent fees (Note 2)	30,104
Professional fees	41,605
Filing and registration fees	33,701
Trustee fees	9,326
Compliance fees	7,600
Shareholder reports	25,545
Shareholder servicing	5,397
Insurance	3,657
Exchange fees	800
Other	17,479
Total expenses	356,730
Investment advisory fee waivers and reimbursed expenses (Note 2)	(139,181)
Net expenses	217,549
Net investment income (loss)	(211,620)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(340,417)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(890,854)
Net realized and unrealized gain (loss) on investments	(1,231,271)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,442,891)

See Notes to Financial Statements

ANNUAL REPORT

Perkins Discovery Fund

Statements of Changes in Net Assets

	Years Ended March 31,
	2023	2022
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(211,620)	$(482,888)
Net realized gain (loss) on investments	(340,417)	238,456
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(890,854)	(6,954,902)
Increase (decrease) in net assets from operations	(1,442,891)	(7,199,334)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	(134,707)	(3,921,022)
Decrease in net assets from distributions	(134,707)	(3,921,022)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	368,227	5,351,083
Distributions reinvested	131,918	3,817,573
Shares redeemed(A)	(1,742,223)	(12,246,531)
Increase (decrease) in net assets from capital stock transactions	(1,242,078)	(3,077,875)

NET ASSETS
Increase (decrease) during year	(2,819,676)	(14,198,231)
Beginning of year	11,366,149	25,564,380

End of year	$8,546,473	$11,366,149

(A)Includes redemption fees of:	$741	$12,984

Perkins Discovery Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

15

ANNUAL REPORT

Perkins Discovery Fund

Financial Highlights

See Notes to Financial Statements

ANNUAL REPORT

	Years ended March 31,
	2023	2022	2021		2020		2019
Net asset value, beginning of year	$51.55	$104.12	$39.34		$57.16		$40.73
Investment activities
Net investment income (loss)(1)	(1.05)	(2.23)	(1.80)		(1.38)		(1.19)
Net realized and unrealized gain (loss) on investments	(5.24)	(29.64)	67.94		(16.49)		17.72
Total from investment activities	(6.29)	(31.87)	66.14		(17.87)		16.53
Distributions
Net realized gain	(0.70)	(20.76)	(1.47)		—		(0.27)
Total distributions	(0.70)	(20.76)	(1.47)		—		(0.27)
Paid-in capital from redemption fees	— (2)	0.06	0.11		0.05		0.17
Net asset value, end of year	$44.56	$51.55	$104.12		$39.34		$57.16
Total Return	(12.02%)	(34.86%)	169.16%		(31.18%)		41.17%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.10%	2.59%	3.09	%(3)	2.79	%(3)	2.20%
Expenses, net of waiver or recovery (Note 2)	2.50%	2.50%	2.59%		2.61%		2.50	%(4)
Net investment income (loss)	(2.43%)	(2.50%)	(2.54%)		(2.53%)		(2.24%)
Portfolio turnover rate	2.12%	8.18%	46.80%		0.70%		25.76%
Net assets, end of year (000’s)	$8,546	$11,366	$25,564		$7,220		$30,711

(1)Per share amounts calculated using the average shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 3.00% for the year ended March 31, 2021 and 2.68% for the year ended March 31, 2020.

(4)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.30% for the year ended March 31, 2019.

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial StatementsMarch 31, 2023

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“the Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of the Trust.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Perkins Capital Management, Inc. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,415,235	$—	$—	$8,415,235
Money Market Fund	141,284	—	—	141,284
	$8,556,519	$—	$—	$8,556,519

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

There were no transfers into or out of any levels during the year ended March 31, 2023. The Fund held no Level 3 securities at any time during the year ended March 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended March 31, 2023, such reclassifications were due to the write off of net operating losses.

Distributable earnings	$211,620
Paid-in capital	(211,620)
NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services to the Fund for an investment advisory fee equal to 1.00% of average daily net assets of the Fund.

The Advisor earned and waived management fees and reimbursed Fund expenses for the year ended March 31, 2023 as follows:

Management Fees Earned	Management Fees Waived	Expenses Reimbursed
$87,019	$87,019	$52,162

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2023 to keep Total Annual Operating Expenses (exclusive of interest, distribution and service fees pursuant to a Rule 12b-1 Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.25% of the Fund’s average daily net asset assets. The expense limitation agreement may be terminated prior to July 31, 2023 by the Advisor and the Board only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

The total amount of recoverable reimbursements for the Fund as of March 31, 2023, and expiration dates, was as follows:

Recoverable Reimbursements and Expiration Dates
2024	2025	2026	Total
$65,246	$17,578	$139,181	$222,005

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 (the “12b1-Plan”) of the 1940 Act. Pursuant to the 12b-1 Plan, the Fund compensates the distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares The 12b-1 Plan provides that a fee may be paid to the distributor up to a maximum of 0.25% of the average daily net assets of the Fund. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended March 31, 2023, the following expenses were incurred:

Type of Plan	Fees Incurred
12b-1	$21,755
Shareholder Services	5,397

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended March 31, 2023, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$34,167	$19,781	$23,717

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 –	INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended March 31, 2023 were as follows:

Purchases	Sales
$180,500	$1,722,172
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

The tax character of distributions paid during the years ended March 31, 2023 and March 31, 2022 were as follows:

	Year ended March 31, 2023	Year ended March 31, 2022
Distributions paid from:
Realized gains	$134,707	$3,921,022

As of March 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(585,178)
Net unrealized appreciation (depreciation) on investments	2,747,386
$2,162,208

For tax purposes, the Fund had a current year post-October capital loss of $24,671. This loss will be recognized on the first business day of the Fund’s fiscal year, April 1, 2023. As of March 31, 2023, the Fund had a capital loss carryforward of $560,507, of which $26,990 is considered short term and $533,517 is considered long term. These losses may be carried forward indefinitely.

As of March 31, 2023, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$5,809,133	$4,711,360	$(1,963,974)	$2,747,386

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year ended March 31, 2023	Year ended March 31, 2022
Shares sold	8,481	54,730
Shares reinvested	3,350	58,044
Shares redeemed	(40,525)	(137,798)
Net increase (decrease)	(28,694)	(25,024)

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2023, the Fund had 19.94% and 16.11% of the value of its net assets invested in securities within the Health Care Drugs/Services and Information Technology sectors, respectively.

NOTE 7 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

ANNUAL REPORT

Perkins Discovery Fund

Notes to Financial Statements - continuedMarch 31, 2023

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

Perkins Discovery Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of
The Perkins Discovery Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Perkins Discovery Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of March 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

Perkins Discovery Fund

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2023

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

Non-Interested Trustees

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the eleven series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), from 2008-2021.	20	Independent Trustee for the eleven series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and ETF Opportunities Trust for the eleven series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Officers Who Are Not Trustees

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. October 2013 - present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King, Jr. (60) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

ANNUAL REPORT

Perkins Discovery Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2022 and held for the six months ended March 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

Perkins Discovery Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/23*
Perkins Discovery Fund	$1,000.00	$1,082.42	2.50%	$12.98
Hypothetical**	$1,000.00	$1,012.47	2.50%	$12.54

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

Perkins Discovery Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Perkins Capital Management, Inc.
730 Lake Street East
Wayzata, Minnesota 55391-1769

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

UMB Bank, N.A.
928 Grand Blvd., 5th Floor
Kansas City, Missouri 64106

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,450 for 2023 and $15,750 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,600 for 2023 and $2,500 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $1,000 for 2023 and $1,000 for 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 8, 2023

* Print the name and title of each signing officer under his or her signature.